UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D
                              ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                      February 1, 2006 to February 27, 2006


Commission File Number of issuing entity: 333-121990-06


                J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1
            Asset Backed Pass-Through Certificates, Series 2006-FRE1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
             (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
              (Exact name of sponsor as specified in its charter)

                                    Delaware
                                  ------------
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                                   13-3475488
                                ---------------
                      (I.R.S. Employer Identification No.)

   270 Park Avenue New York, NY                                   10017
--------------------------------------                           ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (212) 834-3850
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]
    P              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On February 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset Backed Pass-Through Certificates, Series 2006-FRE1

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on February 27, 2005 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                    J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------
                                        William C. Buell
                                        Vice President

                               Date:    March 8, 2006

 EXHIBIT INDEX

  Exhibit Number  Description

     EX-99.1     Monthly report distributed to holders of J.P. Morgan
                 Mortgage Acquisition Corp. 2006-FRE1 Asset Backed Pass-Through Certificates, Series 2006-FRE1 relating to the February 27, 2006 distribution.


                                     EX-99.1
                 JP Morgan Mortgage Acquisition Corp, 2006-FRE1
            Asset Backed Pass-Through Certificates, Series 2006-FRE1
                        Statement to Certificateholders
                               February 27, 2006


----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------

A1       279,696,000.00   279,696,000.00    5,552,695.25     1,148,851.32    6,701,546.57     0.00          0.00   274,143,304.75
A2       203,526,000.00   203,526,000.00   16,111,453.90       807,941.69   16,919,395.59     0.00          0.00   187,414,546.10
A3       248,661,000.00   248,661,000.00            0.00     1,012,810.07    1,012,810.07     0.00          0.00   248,661,000.00
A4        25,395,000.00    25,395,000.00            0.00       105,622.04      105,622.04     0.00          0.00    25,395,000.00
M1        40,496,000.00    40,496,000.00            0.00       171,916.77      171,916.77     0.00          0.00    40,496,000.00
M2        36,953,000.00    36,953,000.00            0.00       157,830.37      157,830.37     0.00          0.00    36,953,000.00
M3        22,273,000.00    22,273,000.00            0.00        95,322.25       95,322.25     0.00          0.00    22,273,000.00
M4        20,248,000.00    20,248,000.00            0.00        88,225.04       88,225.04     0.00          0.00    20,248,000.00
M5        17,717,000.00    17,717,000.00            0.00        77,807.16       77,807.16     0.00          0.00    17,717,000.00
M6        16,198,000.00    16,198,000.00            0.00        72,670.53       72,670.53     0.00          0.00    16,198,000.00
M7        15,692,000.00    15,692,000.00            0.00        78,237.70       78,237.70     0.00          0.00    15,692,000.00
M8        14,174,000.00    14,174,000.00            0.00        73,110.28       73,110.28     0.00          0.00    14,174,000.00
M9        11,136,000.00    11,136,000.00            0.00        66,070.51       66,070.51     0.00          0.00    11,136,000.00
M10       12,149,000.00    12,149,000.00            0.00        73,649.94       73,649.94     0.00          0.00    12,149,000.00
M11       10,630,000.00    10,630,000.00            0.00        64,441.42       64,441.42     0.00          0.00    10,630,000.00
P                100.00           100.00            0.00       105,909.03      105,909.03     0.00          0.00           100.00
R                  0.00             0.00            0.00             0.00            0.00     0.00          0.00             0.00
TOTALS   974,944,100.00   974,944,100.00   21,664,149.15     4,200,416.12   25,864,565.27     0.00          0.00   953,279,950.85
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
C      1,011,827,945.46 1,011,827,945.46            0.00     1,235,765.56    1,235,765.56     0.00          0.00   990,717,584.83
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------  ----------------------------
             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE                                                PASS-THROUGH RATES
-----------------------------------------------------------------------------------------------------  ----------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                            ENDING                     PASS-THRU
CLASS        CUSIP     PRINCIPAL     PRINCIPAL          INTEREST              TOTAL        PRINCIPAL         CLASS       RATE
--------------------------------------------------------------------------------------------------------  -------------------------
A1     46626LFX3    1,000.00000000  19.85260873          4.10750000         23.96010873     980.14739127    A1          4.770000 %
A2     46626LFK1    1,000.00000000  79.16164962          3.96972225         83.13137186     920.83835038    A2          4.610000 %
A3     46626LFL9    1,000.00000000   0.00000000          4.07305557          4.07305557   1,000.00000000    A3          4.730000 %
A4     46626LFM7    1,000.00000000   0.00000000          4.15916677          4.15916677   1,000.00000000    A4          4.830000 %
M1     46626LFN5    1,000.00000000   0.00000000          4.24527781          4.24527781   1,000.00000000    M1          4.930000 %
M2     46626LFP0    1,000.00000000   0.00000000          4.27111114          4.27111114   1,000.00000000    M2          4.960000 %
M3     46626LFQ8    1,000.00000000   0.00000000          4.27972209          4.27972209   1,000.00000000    M3          4.970000 %
M4     46626LFR6    1,000.00000000   0.00000000          4.35722244          4.35722244   1,000.00000000    M4          5.060000 %
M5     46626LFS4    1,000.00000000   0.00000000          4.39166676          4.39166676   1,000.00000000    M5          5.100000 %
M6     46626LFT2    1,000.00000000   0.00000000          4.48638906          4.48638906   1,000.00000000    M6          5.210000 %
M7     46626LFU9    1,000.00000000   0.00000000          4.98583355          4.98583355   1,000.00000000    M7          5.790000 %
M8     46626LFV7    1,000.00000000   0.00000000          5.15805559          5.15805559   1,000.00000000    M8          5.990000 %
M9     46626LFW5    1,000.00000000   0.00000000          5.93305585          5.93305585   1,000.00000000    M9          6.890000 %
M10    46626LFY1    1,000.00000000   0.00000000          6.06222241          6.06222241   1,000.00000000    M10         7.040000 %
M11    46626LFZ8    1,000.00000000   0.00000000          6.06222201          6.06222201   1,000.00000000    M11         7.040000 %
P      N/A          1,000.00000000   0.00000000  1,059,090.30000000  1,059,090.30000000   1,000.00000000    P           0.000000 %
TOTALS              1,000.00000000  22.22091415          4.30836611         26.52928026     977.77908585
--------------------------------------------------------------------------------------------------------  -------------------------

--------------------------------------------------------------------------------------------------------  -------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                            ENDING                     PASS-THRU
CLASS        CUSIP     NOTIONAL      PRINCIPAL          INTEREST              TOTAL         NOTIONAL       CLASS         RATE
--------------------------------------------------------------------------------------------------------  -------------------------
C      N/A          1,000.00000000   0.00000000          1.22131986          1.22131986     979.13641274    C           0.000000 %
--------------------------------------------------------------------------------------------------------  -------------------------

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
                                Patrick B. Okas
                 JPMorgan Chase Bank, N.A. - ITS - Global Debt
                               4 NYP, 6th Floor,
                            New York, New York 10004
                   Tel: (212) 623-4469 / Fax: (212) 623-5858

Principal Funds:
                                 Scheduled Principal Payments (Total)                                                   608,123.34
                                                                              Group 1                                   236,521.41
                                                                              Group 2                                   371,601.93

                                 Principal Prepayments (Total)                                                       20,452,596.00
                                                                              Group 1                                 5,156,738.79
                                                                              Group 2                                15,295,857.21

                                 Curtailments (Total)                                                                    17,154.48
                                                                              Group 1                                     9,167.98
                                                                              Group 2                                     7,986.50

                                 Curtailment Interest Adjustments (Total)                                                     0.00
                                                                              Group 1                                         0.00
                                                                              Group 2                                         0.00

                                 Repurchase Principal (Total)                                                                 0.00
                                                                              Group 1                                         0.00
                                                                              Group 2                                         0.00

                                 Substitution Amounts (Total)                                                                 0.00
                                                                              Group 1                                         0.00
                                                                              Group 2                                         0.00

                                 Net Liquidation Proceeds (Total)                                                             0.00
                                                                              Group 1                                         0.00
                                                                              Group 2                                         0.00

                                 Other Principal Adjustments (Total)                                                     32,486.80
                                                                              Group 1                                    12,056.11
                                                                              Group 2                                    20,430.69

                                 Non Recoverable Principal Advances (Total)                                              32,486.80
                                                                              Group 1                                    12,056.11
                                                                              Group 2                                    20,430.69

Interest Funds:
                                 Gross Interest                                                                       6,397,760.32
                                                                              Group 1                                 2,372,834.72
                                                                              Group 2                                 4,024,925.60

                                 Servicing Fees                                                                         417,916.86
                                                                              Group 1                                   154,634.06
                                                                              Group 2                                   263,282.80

                                 Trustee Fees                                                                             2,529.57
                                                                              Group 1                                       934.73
                                                                              Group 2                                     1,594.84

                                 Custodian Fee                                                                            1,686.38
                                                                              Group 1                                       623.16
                                                                              Group 2                                     1,063.22

                                 Trust Oversight Manager Fees                                                            12,647.85
                                                                              Group 1                                     4,673.73
                                                                              Group 2                                     7,974.12

                                 Non Recoverable Interest Advances (Total)                                                  -10.00
                                                                              Group 1                                         0.00
                                                                              Group 2                                       -10.00
Prepayment Penalties:
                                 Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected              16
                                                                              Group 1                                            4
                                                                              Group 2                                           12

                                 Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected   4,073,601.83
                                                                              Group 1                                   802,463.08
                                                                              Group 2                                 3,271,138.75

                                 Amount of Prepayment Penalties Collected                                               105,909.03
                                                                              Group 1                                    12,418.74
                                                                              Group 2                                    93,490.29

Available Remitance Amount                                                                                           27,040,863.48

                                 Principal Remittance Amount (Total)                                                 21,077,873.82
                                                                              Group 1                                 5,402,428.18
                                                                              Group 2                                15,675,445.64

                                 Interest Remittance Amount (Total)                                                   5,962,989.66
                                                                              Group 1                                 2,211,969.03
                                                                              Group 2                                 3,751,020.63

Pool Detail:
                                  Beginning Number of Loans Outstanding                                                      4,953
                                                                               Group 1                                       2,087
                                                                               Group 2                                       2,866

                                  Ending Number of Loans Outstanding                                                         4,881
                                                                               Group 1                                       2,064
                                                                               Group 2                                       2,817

                                  Beginning Aggregate Loan Balance                                                1,011,827,945.46
                                                                               Group 1                              373,898,488.23
                                                                               Group 2                              637,929,457.23

                                  Ending Aggregate Loan Balance                                                     990,717,584.83
                                                                               Group 1                              368,484,003.93
                                                                               Group 2                              622,233,580.90

                                  Current Advances                                                                            0.00
                                                                               Group 1                                        0.00
                                                                               Group 2                                        0.00

                                  Aggregate Advances                                                                          0.00
                                                                               Group 1                                        0.00
                                                                               Group 2                                        0.00

                                  Weighted Average Remaning Term To Maturity                                                355.43
                                                                               Group 1                                      355.77
                                                                               Group 2                                      355.23

                                  Weighted Average Net Mortgage Rate                                                      7.01685%
                                                                               Group 1                                    7.06095%
                                                                               Group 2                                    6.99100%

                                         Delinquent Mortgage Loans
                                         Group  1
                                         Category                          Number          Principal Balance       Percentage
                                         1 Month                               98                 16,169,009.27       4.39 %
                                         2 Month                               24                  3,813,512.96       1.03 %
                                         3 Month                                9                  1,909,996.34       0.52 %
                                         Total                                131                 21,892,518.57       5.94 %

                                         Delinquent Mortgage Loans
                                         Group  2
                                         Category                           Number         Principal Balance       Percentage
                                         1 Month                              128                 28,944,981.84       4.65 %
                                         2 Month                               33                  7,374,788.48       1.19 %
                                         3 Month                                8                  2,139,816.96       0.34 %
                                         Total                                169                 38,459,587.28       6.18 %
                                             * Delinquent Bankruptcies and Foreclosures are not included in the table above.

                                                Bankruptcies
                                                Group                  Number of               Principal Balance       Percentage
                                                Number                 Loans

                                                      1                   0                        0.00                0.00%
                                                      2                   0                        0.00                0.00%
                                                Total                     0                        0.00                0.00%


                                     Group 1 Bankruptcy Reporting:
                                  Number of Bankruptcy Loans that are Current
                                  Principal Balance of Bankruptcy Loans that are Current                                  0.00
                                  Number of Bankruptcy Loans that are 1 Month Delinquent                                  0
                                  Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                       0.00
                                  Number of Bankruptcy Loans that are 2 Months Delinquent                                 0

                                  Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                      0.00
                                  Number of Bankruptcy Loans that are 3+ Months Delinquent                                0
                                  Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                     0.00
                                  Total Number of Bankruptcy Loans                                                        0
                                  Total Principal Balance of Bankruptcy Loans                                             0.00

                                     Group 2 Bankruptcy Reporting:
                                  Number of Bankruptcy Loans that are Current                                             0
                                  Principal Balance of Bankruptcy Loans that are Current                                  0.00
                                  Number of Bankruptcy Loans that are 1 Month Delinquent                                  0
                                  Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                       0.00
                                  Number of Bankruptcy Loans that are 2 Months Delinquent                                 0
                                  Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                      0.00
                                  Number of Bankruptcy Loans that are 3+ Months Delinquent                                0
                                  Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                     0.00
                                  Total Number of Bankruptcy Loans                                                        0
                                  Total Principal Balance of Bankruptcy Loans                                             0.00

                                           Foreclosures
                                           Group           Number of              Principal Balance      Percentage
                                           Number          Loans

                                                 1                   0                       0.00               0.00%
                                                 2                   0                       0.00               0.00%
                                           Total                     0                       0.00               0.00%

                                       Group 1 Foreclosure Reporting:
                                  Number of Foreclosure Loans that are Current                                           0
                                  Principal Balance of Foreclosure Loans that are Current                                0.00
                                  Number of Foreclosure Loans that are 1 Month Delinquent                                0
                                  Principal Balance of Foreclosure Loans that are 1 Month Delinquent                     0.00

                                  Number of Foreclosure Loans that are 2 Months Delinquent                               0
                                  Principal Balance of Foreclosure Loans that are 2 Months Delinquent                    0.00
                                  Number of Foreclosure Loans that are 3+ Months Delinquent                              0
                                  Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   0.00
                                  Total Number of Foreclosure Loans                                                      0
                                  Total Principal Balance of Foreclosure Loans                                           0.00

                                      Group 2 Foreclosure Reporting:
                                  Number of Foreclosure Loans that are Current                                           0
                                  Principal Balance of Foreclosure Loans that are Current                                0.00
                                  Number of Foreclosure Loans that are 1 Month Delinquent                                0
                                  Principal Balance of Foreclosure Loans that are 1 Month Delinquent                     0.00
                                  Number of Foreclosure Loans that are 2 Months Delinquent                               0
                                  Principal Balance of Foreclosure Loans that are 2 Months Delinquent                    0.00
                                  Number of Foreclosure Loans that are 3+ Months Delinquent                              0
                                  Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   0.00
                                  Total Number of Foreclosure Loans                                                      0
                                  Total Principal Balance of Foreclosure Loans                                           0.00

                                         REO Properties
                                         Group
                                         Number                Number of       Principal Balance     Percentage
                                                               Loans
                                               1                   0                0.00              0.00%
                                               2                   0                0.00              0.00%
                                         Total                     0                0.00              0.00%

                                           Group 1 REO Reporting:
                                  Number of REO Loans that are Current                                                     0
                                  Principal Balance of REO Loans that are Current                                          0.00
                                  Number of REO Loans that are 1 Month Delinquent                                          0

                                  Principal Balance of REO Loans that are 1 Month Delinquent                               0.00
                                  Number of REO Loans that are 2 Months Delinquent                                         0
                                  Principal Balance of REO Loans that are 2 Months Delinquent                              0.00
                                  Number of REO Loans that are 3+ Months Delinquent                                        0
                                  Principal Balance of REO Loans that are 3+ Months Delinquent                             0.00
                                  Total Number of REO Loans                                                                0
                                  Total Principal Balance of REO Loans                                                     0.00

                                         Group 2 REO Reporting:
                                  Number of REO Loans that are Current                                                     0
                                  Principal Balance of REO Loans that are Current                                          0.00
                                  Number of REO Loans that are 1 Month Delinquent                                          0
                                  Principal Balance of REO Loans that are 1 Month Delinquent                               0.00
                                  Number of REO Loans that are 2 Months Delinquent                                         0
                                  Principal Balance of REO Loans that are 2 Months Delinquent                              0.00
                                  Number of REO Loans that are 3+ Months Delinquent                                        0
                                  Principal Balance of REO Loans that are 3+ Months Delinquent                             0.00
                                  Total Number of REO Loans                                                                0
                                  Total Principal Balance of REO Loans                                                     0.00

                                              Loan Level REO - Schedule
                                         Group                        Loan Number     REO Date         Schedule Principal
                                         Number                                                            Balance
                                                                                                                0.00

                                              Principal Payoffs by Group occured in this Distribution
                                         Group                Number of            Principal Balance        Percentage
                                         Number               Loans

                                           1                        0                  5,156,738.79          1.40%
                                           2                        0                 15,295,857.21          2.46%
                                         Total                      0                 20,452,596.00          2.06%

                                  Realized Loss by Group
                                                                                                      Balance of    Net Liquidation
                                  Group Number   Current Loss    Cumulative Loss   Ending Balance  Liquidated Loans    Proceeds
                                  1                      0.00           0.00       368,484,003.93          0.00          0.00
                                  2                      0.00           0.00       622,233,580.90          0.00          0.00
Loss Detail:

                                  Current Realized Losses- Reduced by Recoveries                                         0.00
                                                                               Group 1                                   0.00
                                                                               Group 2                                   0.00

                                  Cumulative Realized Losses - Reduced by Recoveries                                     0.00
                                                                               Group 1                                   0.00
                                                                               Group 2                                   0.00

                                  Current Applied Losses                                                                 0.00
                                  Cumulative Applied Losses                                                              0.00
Trigger Event                                                                                                             NO
                                  TEST I - Trigger Event Occurrence                                                       NO
                                  (Is Delinquency Percentage > 31.75% of of Senior Enhancement Percetage ?)
                                  Delinquency Percentage                                                                  1.53809%
                                  31.75% of of Senior Enhancement Percetage                                               8.17612%
                                  OR
                                  TEST II - Trigger Event Occurrence                                                         NO
                                  (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
                                  Cumulative Realized Losses as % of Original Loan Bal                                    0.00000%
                                  Required Cumulative Loss %                                                              0.00000%

O/C Reporting
                                  Targeted Overcollateralization Amount                                              37,437,633.98
                                  Ending Overcollateralization Amount                                                37,437,633.98
                                  Ending Overcollateralization Deficiency                                              0.00
                                  Overcollateralization Release Amount                                                 0.00
                                  Monthly Excess Interest                                                             1,827,889.02
                                  Payment to Class C                                                                  1,235,765.56

Certificate Interest Shortfall Detail:

                                  Interest Carryforward Amount Occured This Period                             0.00
                                                                               Class A-1                       0.00
                                                                               Class A-2                       0.00
                                                                               Class A-3                       0.00
                                                                               Class A-4                       0.00
                                                                               Class M-1                       0.00
                                                                               Class M-2                       0.00
                                                                               Class M-3                       0.00
                                                                               Class M-4                       0.00
                                                                               Class M-5                       0.00
                                                                               Class M-6                       0.00
                                                                               Class M-7                       0.00
                                                                               Class M-8                       0.00
                                                                               Class M-9                       0.00
                                                                               Class M-10                      0.00
                                                                               Class M-11                      0.00

                                  Interest Carryforward Amount Paid This Period                                0.00
                                                                               Class A-1                       0.00
                                                                               Class A-3                       0.00
                                                                               Class A-2                       0.00
                                                                               Class A-4                       0.00
                                                                               Class M-1                       0.00
                                                                               Class M-2                       0.00
                                                                               Class M-3                       0.00
                                                                               Class M-4                       0.00
                                                                               Class M-5                       0.00
                                                                               Class M-6                       0.00
                                                                               Class M-7                       0.00
                                                                               Class M-8                       0.00
                                                                               Class M-9                       0.00
                                                                               Class M-10                      0.00
                                                                               Class M-11                      0.00

                                  Remaining Interest Carryforward Amount
                                                                               Class A-1                       0.00
                                                                               Class A-2                       0.00
                                                                               Class A-3                       0.00
                                                                               Class A-4                       0.00
                                                                               Class M-1                       0.00
                                                                               Class M-2                       0.00
                                                                               Class M-3                       0.00
                                                                               Class M-4                       0.00
                                                                               Class M-5                       0.00
                                                                               Class M-6                       0.00
                                                                               Class M-7                       0.00
                                                                               Class M-8                       0.00
                                                                               Class M-9                       0.00
                                                                               Class M-10                      0.00
                                                                               Class M-11                      0.00
Swap Account:
                          Net Swap Payment Due                                                                     46,441.71
                          Net Swap Payment Paid                                                                    46,441.71
                          Net Swap Receipt Due                                                                     0.00

                          Beginning Balance                                                                        1,000.00
                          Additions to the Swap Account                                                            46,441.71
                          Withdrawals from the Swap Account                                                        46,441.71
                          Ending Balance                                                                           1,000.00

                          Basis Risk Reserve Fund Account:
                                                             Beginning Balance                                      1,000.00
                                                             Additions to the Basis Risk Reserve Fund               5,848.13
                                                             Divident Earnings on the Basis Risk Reserve Fund       0.00
                                                             Withdrawals from the Basis Risk Reserve Fund           5,848.13
                                                             Ending Balance                                         1,000.00

                          Basis Risk Reserve Carryover:
                                                             Interest Carryover Amount Occured This Period
                                                                                                         Class A-1         0.00
                                                                                                         Class A-2         0.00
                                                                                                         Class A-3         0.00
                                                                                                         Class A-4         0.00
                                                                                                         Class M-1         0.00
                                                                                                         Class M-2         0.00
                                                                                                         Class M-3         0.00
                                                                                                         Class M-4         0.00
                                                                                                         Class M-5         0.00
                                                                                                         Class M-6         0.00
                                                                                                         Class M-7         0.00
                                                                                                         Class M-8         0.00
                                                                                                         Class M-9         954.13
                                                                                                         Class M-10        2,610.17
                                                                                                         Class M-11        2,283.82

                                                             Interest Carryover Amount Paid This Period
                                                                                                         Class A-1         0.00
                                                                                                         Class A-2         0.00
                                                                                                         Class A-3         0.00
                                                                                                         Class A-4         0.00
                                                                                                         Class M-1         0.00
                                                                                                         Class M-2         0.00
                                                                                                         Class M-3         0.00
                                                                                                         Class M-4         0.00
                                                                                                         Class M-5         0.00
                                                                                                         Class M-6         0.00
                                                                                                         Class M-7         0.00
                                                                                                         Class M-8         0.00
                                                                                                         Class M-9         954.13
                                                                                                         Class M-10        2,610.17
                                                                                                         Class M-11        2,283.82

                                                             Remaining Interest Carryover Amount
                                                                                                         Class A-1         0.00
                                                                                                         Class A-2         0.00
                                                                                                         Class M-1         0.00
                                                                                                         Class A-3         0.00
                                                                                                         Class A-4         0.00
                                                                                                         Class M-2         0.00
                                                                                                         Class M-3         0.00
                                                                                                         Class M-4         0.00
                                                                                                         Class M-5         0.00
                                                                                                         Class M-6         0.00
                                                                                                         Class M-7         0.00
                                                                                                         Class M-8         0.00
                                                                                                         Class M-9         0.00
                                                                                                         Class M-10        0.00
                                                                                                         Class M-11        0.00
                          Non-Supported Interest Shortfall:

                                            Total Prepayment Interest Shortfall occured this distribution        0.00

                                            Prepayment Interest Shortfall Allocated to Class A-1                 0.00
                                            Prepayment Interest Shortfall Allocated to Class A-2                 0.00
                                            Prepayment Interest Shortfall Allocated to Class A-3                 0.00
                                            Prepayment Interest Shortfall Allocated to Class A-4                 0.00
                                            Prepayment Interest Shortfall Allocated to Class M-1                 0.00
                                            Prepayment Interest Shortfall Allocated to Class M-2                 0.00
                                            Prepayment Interest Shortfall Allocated to Class M-3                 0.00
                                            Prepayment Interest Shortfall Allocated to Class M-4                 0.00
                                            Prepayment Interest Shortfall Allocated to Class M-5                 0.00
                                            Prepayment Interest Shortfall Allocated to Class M-6                 0.00
                                            Prepayment Interest Shortfall Allocated to Class M-7                 0.00
                                            Prepayment Interest Shortfall Allocated to Class M-8                 0.00
                                            Prepayment Interest Shortfall Allocated to Class M-9                 0.00
                                            Prepayment Interest Shortfall Allocated to Class M-10                0.00
                                            Prepayment Interest Shortfall Allocated to Class M-11                0.00
                                            Prepayment Interest Shortfall Allocated to Class C                   0.00

                                            Total Relief Act Interest Shortfall occured this distribution        0.00

                                            Relief Act Interest Shortfall Allocated to Class A-1                 0.00
                                            Relief Act Interest Shortfall Allocated to Class A-2                 0.00
                                            Relief Act Interest Shortfall Allocated to Class A-3                 0.00
                                            Relief Act Interest Shortfall Allocated to Class A-4                 0.00
                                            Relief Act Interest Shortfall Allocated to Class M-1                 0.00
                                            Relief Act Interest Shortfall Allocated to Class M-2                 0.00
                                            Relief Act Interest Shortfall Allocated to Class M-3                 0.00
                                            Relief Act Interest Shortfall Allocated to Class M-4                 0.00
                                            Relief Act Interest Shortfall Allocated to Class M-5                 0.00
                                            Relief Act Interest Shortfall Allocated to Class M-6                 0.00
                                            Relief Act Interest Shortfall Allocated to Class M-7                 0.00
                                            Relief Act Interest Shortfall Allocated to Class M-8                 0.00
                                            Relief Act Interest Shortfall Allocated to Class M-9                 0.00
                                            Relief Act Interest Shortfall Allocated to Class M-10                0.00
                                            Relief Act Interest Shortfall Allocated to Class M-11                0.00
                                            Relief Act Interest Shortfall Allocated to Class C                   0.00

                          Available Net Funds Cap to Libor Certificates                                                 6.790501

                          One-Month LIBOR for Such Distribution Date                                                    4.540000

                          LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
                                                                       Class A-1                                        4.770000
                                                                       Class A-2                                        4.610000
                                                                       Class A-3                                        4.730000
                                                                       Class A-4                                        4.830000
                                                                       Class M-1                                        4.930000
                                                                       Class M-2                                        4.960000
                                                                       Class M-3                                        4.970000
                                                                       Class M-4                                        5.060000
                                                                       Class M-5                                        5.100000
                                                                       Class M-6                                        5.210000
                                                                       Class M-7                                        5.790000
                                                                       Class M-8                                        5.990000
                                                                       Class M-9                                        6.890000
                                                                       Class M-10                                       7.040000
                                                                       Class M-11                                       7.040000

                          Deferred Amounts Detail:
                                (Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
                                 Deferred Amount with respect to such Distribution Date
                                                                       Class M-1                                          0.00
                                                                       Class M-2                                          0.00
                                                                       Class M-3                                          0.00
                                                                       Class M-4                                          0.00
                                                                       Class M-5                                          0.00
                                                                       Class M-6                                          0.00
                                                                       Class M-7                                          0.00
                                                                       Class M-8                                          0.00
                                                                       Class M-9                                          0.00
                                                                       Class M-10                                         0.00
                                                                       Class M-11                                         0.00

                                Deferred Amount Paid This Period
                                                                       Class M-1                                          0.00
                                                                       Class M-2                                          0.00
                                                                       Class M-3                                          0.00
                                                                       Class M-4                                          0.00
                                                                       Class M-5                                          0.00
                                                                       Class M-6                                          0.00
                                                                       Class M-7                                          0.00
                                                                       Class M-8                                          0.00
                                                                       Class M-9                                          0.00
                                                                       Class M-10                                         0.00
                                                                       Class M-11                                         0.00

                                Deferred Amount Occured This Period                                                        0.00
                                                                        Class M-1                                          0.00
                                                                        Class M-2                                          0.00
                                                                        Class M-3                                          0.00
                                                                        Class M-4                                          0.00
                                                                        Class M-5                                          0.00
                                                                        Class M-6                                          0.00
                                                                        Class M-7                                          0.00
                                                                        Class M-8                                          0.00
                                                                        Class M-9                                          0.00
                                                                        Class M-10                                         0.00
                                                                        Class M-11                                         0.00

                                Remaining Deferred Amount
                                                                        Class M-1                                          0.00
                                                                        Class M-2                                          0.00
                                                                        Class M-3                                          0.00
                                                                        Class M-4                                          0.00
                                                                        Class M-5                                          0.00
                                                                        Class M-6                                          0.00
                                                                        Class M-7                                          0.00
                                                                        Class M-8                                          0.00
                                                                        Class M-9                                          0.00
                                                                        Class M-10                                         0.00
                                                                        Class M-11                                         0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.